STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2020	May 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized				200,000,000	200,000,000
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Common stock, shares authorized				1,000,000,000	1,000,000,000
Common stock, shares issued				290,460,047	376,452,047
Common stock, shares outstanding				290,460,047	376,452,047
Business combination, recognized identifiable assets acquired and liabilities assumed, assets				$ 4,105,376
Potentially dilutive securities outstanding				0	0
Share Forfeiture Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				85,992,000
Share Forfeiture Agreements [Member] | How Kok Choong Talent Limited [Member]
Restructuring Cost and Reserve [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				41,750,000
Share Forfeiture Agreements [Member] | How Kok Choong Talent Limited [Member] | Shareholders [Member]
Restructuring Cost and Reserve [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				44,242,000
Share Forfeiture Agreements [Member] | HKC Holdings Sdn Bhd [Member]
Restructuring Cost and Reserve [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				11,242,000
ASL [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period acquisitions, shares	13,853	162,694	13,853
Business combination, recognized identifiable assets acquired and liabilities assumed, assets			$ 90,043